Note 42 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2020
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Table of Impairment or Reversal of Impairment on financial assets not measured at fair value through profir or loss
Impairment or (reversal) of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	June 2020	June 2019
Financial assets at fair value through other comprehensive income - Debt securities	12.4	71	5
Financial assets at amortized cost (*)		4,075	1,727
Of which: recovery of written-off assets		(145)	(534)
Total		4,146	1,731